Other Payables (Details) - Schedule of other payables ₪ in Thousands, $ in Thousands	Dec. 31, 2020 ILS (₪)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 ILS (₪)
Schedule of other payables [Abstract]
Employees and payroll accruals	₪ 875	$ 272	₪ 972
Accrued expenses	371	116	231
Other payables, total	₪ 1,246	$ 388	₪ 1,203